Vista Outdoor Inc. - 10-K Stockholders' Equity (Performance-Based Awards Activity) (Details) - Performance Shares, Including TSR Modifier Performance Awards - Vista Outdoor Inc. - $ / shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Shares
Nonvested at the beginning of the period (in shares)	242,904
Forfeited (in shares)	(74,888)
Earned (in shares)	(93,887)
Awarded (in shares)	349,385
Nonvested at the end of the period (in shares)	423,514	242,904
Weighted average grant date fair value
Nonvested at beginning of the period, Weighted average grant date fair value (in dollars per share)	$ 35.72
Canceled/forfeited, Weighted average grant date fair value (in dollars per share)	30.27
Earned, Weighted average grant date fair value (in dollars per share)	39.88
Awarded (in dollars per share)	27.42	$ 29.66	$ 37.88
Nonvested at end of the period, Weighted average grant date fair value (in dollars per share)	$ 29.25	$ 35.72